PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid asset and other current asset

Prepaid expenses and other current assets consisted of the following

	September 30, 2017	June 30, 2017
Security deposit	$55,538	$54,830
Prepaid expenses and advances	102,866	32,471
Others	8,099	7,138
Total	$166,503	$94,439

Prepaid expenses and other current assets consisted of the following:

	June 30, 2017	June 30, 2016
Security deposit	$54,830	$25,941
Prepaid expenses and advances	32,471	37,305
Other	7,138	31,511
Total	$94,439	$94,757